INTANGIBLE ASSETS, NET (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 67,304	¥ 422,163	$ 66,191	¥ 430,657	¥ 439,575
Finite-Lived Intangible Assets, Accumulated Amortization	(37,077)	(232,559)	(35,357)	(230,042)	(213,624)
Net carrying amount	30,227	189,604	30,834	200,615	225,951
Computer Software, Intangible Asset [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	30,752	192,893	30,752	200,079	213,509
Finite-Lived Intangible Assets, Accumulated Amortization	(9,226)	(57,868)	(8,740)	(56,862)	(46,261)
Franchise Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,744	61,120	9,396	61,133	60,800
Finite-Lived Intangible Assets, Accumulated Amortization	(9,700)	(60,844)	(9,348)	(60,818)	(60,800)
Student base [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	15,107	94,757	14,582	94,875	91,960
Finite-Lived Intangible Assets, Accumulated Amortization	(14,732)	(92,404)	(14,121)	(91,875)	(90,916)
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7,229	45,343	7,230	47,040	48,419
Finite-Lived Intangible Assets, Accumulated Amortization	(2,104)	(13,198)	(1,982)	(12,893)	(10,490)
Acquired Software [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,684	16,833	2,579	16,783	14,101
Finite-Lived Intangible Assets, Accumulated Amortization	(769)	(4,820)	(678)	(4,420)	(3,041)
Teaching course materials [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,788	11,217	1,652	10,747	10,786
Finite-Lived Intangible Assets, Accumulated Amortization	$ (546)	¥ (3,425)	$ (488)	¥ (3,174)	¥ (2,116)